INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of income (loss) by tax jurisdictions

Income (loss) by tax jurisdictions:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income from Chinese Mainland operations	1,631,882	1,286,327	1,892,631
(Loss) income from non-Chinese Mainland operations	(84,700)	9,041	(19,246)
Income before income taxes and share of income from equity method investments	1,547,182	1,295,368	1,873,385

Summary of income tax expense

Income tax expense consists of the following:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	207,567	210,472	312,319
Deferred income tax expense	40,049	28,428	25,333
Total income tax expense	247,616	238,900	337,652

For the year ended December 31, 2025, income tax expenses amounted to RMB336,976 in Chinese mainland, and income tax expenses amounted to RMB676 in jurisdictions outside Chinese mainland. Income tax paid for the year ended December 31, 2025 are all in Chinese mainland.

Summary of significant components of deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Accrued expenses	69,343	96,319
Allowance for uncollectible receivables, contract assets, and others	3,607	5,517
Net loss carryforward	25,668	31,619
Contingent guarantee liabilities	—	493
Deferred income	255	—
Gross deferred tax assets	98,873	133,948
Valuation allowances	(26,468)	(37,414)
Deferred tax assets, net	72,405	96,534

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities
Dividend withholding tax	70,450	105,926
Others	—	986
Total	70,450	106,912

Summary of changes in valuation allowance

Changes in valuation allowance are as follows:

	Year Ended December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	(16,070)	(26,468)
Additions	(11,151)	(13,184)
Reversals	375	2,238
Disposal of subsidiaries	378	—
Balance at end of the year	(26,468)	(37,414)

Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate

The reconciliation of differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 prior to the adoption of ASU 2023-09 was as follows:

	Year Ended December 31,
	2023	2024
	Percent	Percent
Statutory income tax rate	25.00%	25.00%
Non-taxable income	0.00%	(1.33)%
Non-deductible expense	2.09%	2.00%
Disposal of subsidiaries	(4.50)%	0.03%
Research and Development expense super deduction	(4.13)%	(5.45)%
Effect of tax holiday *	(7.05)%	(6.31)%
Different tax rate of entities operating in other jurisdiction	0.03%	0.07%
Valuation allowance	0.30%	0.83%
Withholding tax	5.34%	3.65%
True up	(1.05)%	(0.05)%
Effective tax rate	16.03%	18.44%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2025 was as follows:

	Year Ended December 31,
	2025
	Amount in RMB	Percent
Statutory income tax rate	468,346	25.00%
Foreign tax effects
Other foreign jurisdictions	5,488	0.29%
Preferential tax rate*	(166,777)	(8.90)%
Research and Development expense tax credits	(62,147)	(3.32)%
Nontaxable or nondeductible items
Share-based payment awards	34,073	1.82%
Other nontaxable or nondeductible items	2,316	0.12%
Changes in valuation allowances	11,505	0.61%
Effect of Cross-Border Tax Laws
Withholding for Profits of foreign invested enterprises	48,476	2.59%
Other Adjustments	(3,628)	(0.19)%
Effective tax rate	337,652	18.02%

Summary of effect of preferential tax rates	The effect of the preferential tax rates on the income per share is as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to HNTE status, software enterprise and other jurisdiction	108,922	81,726	166,777
Income per share effect-basic and diluted	0.51	0.38	0.80